FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements Input
	December 31, 2025
	Audited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	2,741	-	2,741

Total financial assets	$-	$2,741	$-	$2,741

Liabilities:
Earn-Out considerations	-	-	34,396	34,396

Total financial liabilities	$-	$-	$34,396	$34,396

Schedule of Fair Value Measured On Recurring Basis
Fair value at the beginning of the period	$34,396
Income from changes in fair value	(4,512)
DPI Earn-Out non-cash Settlement	(29,884)
Fair value at the end of the period	$-